As filed with the Securities and Exchange Commission on May 13, 2011
Securities Act File No. 002-23727
Investment Company Act File No. 811-01311

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.
Post-Effective Amendment No. 76	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 37	☑
THE GAMCO MATHERS FUND
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)
Copies to:

Bruce N. Alpert	Michael R. Rosella, Esq.
The GAMCO Mathers Fund	Paul, Hastings, Janofsky & Walker LLP
One Corporate Center	75 E. 55th Street
Rye, New York 10580-1422	New York, New York 10022
It is proposed that this filing will be effective:
☐ immediately upon filing pursuant to paragraph (b); or
☑ on May 13, 2011 pursuant to paragraph (b); or
☐ 60 days after filing pursuant to paragraph (a)(1); or
☐ on                     pursuant to paragraph (a)(1) or;
☐ 75 days after filing pursuant to paragraph (a)(2); or
☐ on                     pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GAMCO MATHERS FUND, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and State of New York, on the 13th day of May, 2011.

THE GAMCO MATHERS FUND
BY:	/s/ Bruce N. Alpert
Bruce N. Alpert
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 76 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mario J. Gabelli*	Chairman	May 13, 2011
Mario J. Gabelli

Henry G. Van der Eb*	President, Trustee and Chief Executive Officer	May 13, 2011
Henry G. Van der Eb

/s/ Bruce N. Alpert	Executive Vice President and Secretary	May 13, 2011
Bruce N. Alpert

/s/ Agnes Mullady	Treasurer	May 13, 2011
Agnes Mullady	(Principal Financial and Accounting Officer)

M. Bruce Adelberg*	Trustee	May 13, 2011
M. Bruce Adelberg

E. Val Cerutti*	Trustee	May 13, 2011
E. Val Cerutti

Anthony S. Colavita*	Trustee	May 13, 2011
Anthony S. Colavita

Vincent D. Enright*	Trustee	May 13, 2011
Vincent D. Enright

Anthony R. Pustorino*	Trustee	May 13, 2011
Anthony R. Pustorino

Werner J. Roeder*	Trustee	May 13, 2011
Werner J. Roeder

Anthonie C. van Ekris*	Trustee	May 13, 2011
Anthonie C. van Ekris

*By:	/s/ Bruce N. Alpert Bruce N. Alpert
Attorney-in-fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase